INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES (BENEFIT)

The income tax expense (benefit) consisted of the following for the fiscal years ended February 28, 2025 and ended February 29, 2024:

	February 28, 2025	February 29, 2024
Total current	$—	$—
Total deferred	—	—
Total	$—	$—

SCHEDULE OF EXPECTED STATUTORY FEDERAL INCOME TAX PROVISION

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax benefit for the fiscal years ended February 28, 2025 and February 29, 2024:

February 28, 2025
Federal statutory rate	$(4,000,000)
State income tax benefit, net of federal benefit	(900,000)
Non deductible interest	500,000
Non deductible stock based compensation	322,000
Change in valuation allowance	4,078,000
Total	$—

February 29, 2024
Federal statutory rate	$(4,349,000)
State income tax benefit, net of federal benefit	(994,000)
Non deductible interest	501,000
Non deductible stock based compensation	377,000
Change in valuation allowance	4,465,000
Total	$—

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

Significant components of the Company’s deferred tax assets and liabilities were as follows for the fiscal years February 28, 2025 and February 29, 2024:

	February 28, 2025	February 29, 2024
Deferred tax assets:
Net operating loss carryforwards	$20,000,000	$17,116,115

Deferred tax liabilities:
Depreciation	—	—
Deferred revenue	—	—
Total deferred tax liabilities	—	—

Net deferred tax assets:
Less valuation allowance	(20,000,000)	(17,116,115)
Net deferred tax assets (liabilities)	$—	$—